VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—60.1%
Angola —4.1%
Republic of Angola
144A 8.250%, 5/9/28(2)	$ 1,715	$ 1,488
144A 8.750%, 4/14/32(2)	449	366
144A 9.125%, 11/26/49(2)	2,088	1,557
RegS 8.750%, 4/14/32(3)	800	652
RegS 9.375%, 5/8/48(3)	2,100	1,596
Republic of Angola Via Avenir II B.V.
(6 month LIBOR + 4.500%) RegS 6.609%, 12/7/23(3)(4)(5)	1,335	1,348
(6 month LIBOR + 7.500%) RegS 10.447%, 7/1/23(3)(4)(5)	11,416	11,816
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	5,651	5,196
		24,019

Argentina—3.5%
Republic of Argentina
0.500%, 7/9/30(5)	52,783	12,510
1.500%, 7/9/35(5)	28,795	6,464
3.875%, 1/9/38(5)	3,486	975
1.500%, 7/9/46(5)	3,268	742
		20,691

Azerbaijan—0.4%
Republic of Azerbaijan RegS 3.500%, 9/1/32(3)	2,474	2,127
Belarus—0.2%
Republic of Belarus
144A 6.875%, 2/28/23(2)(6)(7)	5,249	1,365
RegS 6.875%, 2/28/23(3)(6)(7)	200	52
RegS 7.625%, 6/29/27(3)(6)	325	61
		1,478

Benin—0.7%
Benin International Government Bond 144A 4.875%, 1/19/32(2)	5,389EUR	4,089
Bermuda—1.0%
Government of Bermuda
144A 5.000%, 7/15/32(2)	2,502	2,498
RegS 3.717%, 1/25/27(3)	385	375
RegS 4.750%, 2/15/29(3)	1,956	1,959
	Par Value(1)	Value

Bermuda—continued
RegS 3.375%, 8/20/50(3)	$ 1,502	$ 1,096
		5,928

Brazil—1.5%
Federative Republic of Brazil
5.000%, 1/27/45	1,987	1,540
5.625%, 2/21/47	61	50
4.750%, 1/14/50	8,257	5,990
State of Minas Gerais
144A 5.333%, 2/15/28(2)	1,085	1,060
RegS 5.333%, 2/15/28(3)	177	173
		8,813

Chile—1.9%
Republic of Chile
2.550%, 7/27/33	1,699	1,364
4.340%, 3/7/42	2,907	2,493
3.500%, 1/25/50	2,562	1,867
3.250%, 9/21/71	9,128	5,769
		11,493

Colombia—2.2%
Republic of Colombia
4.500%, 3/15/29	1,000	876
3.125%, 4/15/31	1,227	925
7.375%, 9/18/37	1,275	1,208
6.125%, 1/18/41	1,455	1,160
5.000%, 6/15/45	7,121	4,770
5.200%, 5/15/49	4,480	3,044
3.875%, 2/15/61	1,550	873
		12,856

Dominican Republic—2.8%
Dominican Republic
144A 4.500%, 1/30/30(2)	2,195	1,839
144A 4.875%, 9/23/32(2)	1,999	1,610
144A 6.000%, 2/22/33(2)	6,751	5,881
RegS 4.875%, 9/23/32(3)	2,829	2,279
RegS 7.450%, 4/30/44(3)	2,218	2,020
RegS 6.500%, 2/15/48(3)	429	344
RegS 6.400%, 6/5/49(3)	1,813	1,423
RegS 5.875%, 1/30/60(3)	1,543	1,090
		16,486

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Ecuador—1.8%
Republic of Ecuador
144A 0.000%, 7/31/30(2)	$ 5,094	$ 1,720
144A 5.500%, 7/31/30(2)(5)	4,302	2,256
144A 1.500%, 7/31/40(2)(5)	6,807	2,326
RegS 2.500%, 7/31/35(3)(5)	8,585	3,288
RegS 1.500%, 7/31/40(3)(5)	3,423	1,170
		10,760

Egypt—3.3%
Arab Republic of Egypt
144A 4.750%, 4/16/26(2)	2,252EUR	1,760
144A 7.600%, 3/1/29(2)	1,791	1,406
144A 6.375%, 4/11/31(2)	5,204EUR	3,504
144A 7.053%, 1/15/32(2)	1,455	1,017
144A 7.625%, 5/29/32(2)	566	395
144A 7.300%, 9/30/33(2)	1,482	997
144A 7.903%, 2/21/48(2)	2,896	1,730
144A 8.875%, 5/29/50(2)	5,715	3,658
144A 7.500%, 2/16/61(2)	4,359	2,528
RegS 5.800%, 9/30/27(3)	1,323	1,022
RegS 5.875%, 2/16/31(3)	1,820	1,233
RegS 7.625%, 5/29/32(3)	556	388
		19,638

El Salvador—1.4%
Republic of El Salvador
144A 5.875%, 1/30/25(2)	3,319	1,759
144A 7.625%, 2/1/41(2)	1,994	666
RegS 5.875%, 1/30/25(3)	5,986	3,173
RegS 8.625%, 2/28/29(3)	2,049	753
RegS 8.250%, 4/10/32(3)	2,509	935
RegS 7.625%, 2/1/41(3)	3,001	1,003
RegS 9.500%, 7/15/52(3)	704	257
		8,546

	Par Value(1)	Value

Ethiopia—0.2%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)	$ 1,756	$ 964
Gabon—1.2%
Republic of Gabon
144A 6.625%, 2/6/31(2)	4,070	3,019
144A 7.000%, 11/24/31(2)	5,252	3,952
RegS 6.625%, 2/6/31(3)	401	298
		7,269

Ghana—1.2%
Republic of Ghana
144A 10.750%, 10/14/30(2)	934	670
144A 8.875%, 5/7/42(2)	3,884	1,359
144A 8.950%, 3/26/51(2)	2,509	879
144A 8.750%, 3/11/61(2)	3,021	1,071
RegS 7.750%, 4/7/29(3)	300	113
RegS 7.625%, 5/16/29(3)	1,268	479
RegS 10.750%, 10/14/30(3)	2,018	1,448
RegS 8.627%, 6/16/49(3)	600	209
RegS 8.950%, 3/26/51(3)	2,200	770
		6,998

Guatemala—0.7%
Republic of Guatemala
144A 5.250%, 8/10/29(2)	1,830	1,783
144A 3.700%, 10/7/33(2)	1,187	957
144A 4.650%, 10/7/41(2)	1,697	1,342
		4,082

Honduras—0.1%
Honduras Government RegS 5.625%, 6/24/30(3)	592	447
Hungary—0.8%
Hungary Government International Bond
144A 5.250%, 6/16/29(2)	345	332
144A 2.125%, 9/22/31(2)	1,224	891
RegS 1.750%, 6/5/35(3)	2,371EUR	1,694
RegS 1.500%, 11/17/50(3)	1,207EUR	692

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Hungary—continued
RegS 3.125%, 9/21/51(3)	$ 1,850	$ 1,147
		4,756

Indonesia—1.5%
Republic of Indonesia
4.300%, 3/31/52	1,048	930
3.200%, 9/23/61	6,085	4,412
144A 5.250%, 1/8/47(2)	439	436
RegS 6.750%, 1/15/44(3)	927	1,069
RegS 5.125%, 1/15/45(3)	2,107	2,060
		8,907

Ivory Coast—0.6%
Ivory Coast Government International Bond
144A 6.625%, 3/22/48(2)	3,902EUR	2,661
RegS 6.625%, 3/22/48(3)	1,000EUR	682
		3,343

Jordan—0.3%
Kingdom of Jordan
144A 7.375%, 10/10/47(2)	519	421
RegS 7.375%, 10/10/47(3)	1,394	1,129
		1,550

Kazakhstan—1.2%
Republic of Kazakhstan
144A 4.875%, 10/14/44(2)	2,996	2,518
144A 6.500%, 7/21/45(2)	4,676	4,690
		7,208

Kenya—1.2%
Republic of Kenya
RegS 6.875%, 6/24/24(3)	1,485	1,299
144A 6.875%, 6/24/24(2)	2,725	2,385
144A 8.000%, 5/22/32(2)	2,208	1,634
RegS 7.250%, 2/28/28(3)	1,510	1,170
RegS 8.000%, 5/22/32(3)	681	504
		6,992

Lebanon—1.6%
Lebanese Republic
6.375%, 3/9/20(6)	2,089	144
	Par Value(1)	Value

Lebanon—continued
6.150%, 6/19/20(6)	$ 14,492	$ 999
6.250%, 5/27/22(6)	6,726	476
6.400%, 5/26/23(6)	1,368	95
6.850%, 5/25/29(6)	5,626	390
8.200%, 5/17/33(6)	9,360	636
RegS 5.800%, 4/14/20(3)(6)	25,440	1,754
RegS 8.250%, 4/12/21(3)(6)	34,424	2,416
RegS 6.100%, 10/4/22(3)(6)	18,512	1,288
RegS 6.000%, 1/27/23(3)(6)	3,105	220
RegS 6.650%, 4/22/24(3)(6)	4,594	325
RegS 6.600%, 11/27/26(3)(6)	4,423	308
RegS 6.850%, 3/23/27(3)(6)	2,417	167
RegS 6.650%, 2/26/30(3)(6)	4,301	292
		9,510

Malaysia—1.0%
1MDB Global Investments RegS 4.400%, 3/9/23(3)	6,400	6,116
Mexico—3.2%
United Mexican States
4.500%, 4/22/29	1,824	1,782
4.750%, 4/27/32	1,862	1,800
4.875%, 5/19/33	4,390	4,203
2.250%, 8/12/36	1,839EUR	1,329
4.280%, 8/14/41	1,582	1,274
5.550%, 1/21/45	1,265	1,187
5.000%, 4/27/51	708	600
3.771%, 5/24/61	7,773	5,190
3.750%, 4/19/71	2,028	1,329
		18,694

Mozambique—0.1%
Republic of Mozambique 144A 5.000%, 9/15/31(2)(5)	670	466
Nigeria—2.4%
Republic of Nigeria
144A 8.375%, 3/24/29(2)	3,010	2,378
144A 7.875%, 2/16/32(2)	800	574
144A 7.696%, 2/23/38(2)	1,838	1,171
144A 7.625%, 11/28/47(2)	1,603	986
144A 8.250%, 9/28/51(2)	9,289	5,887

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Nigeria—continued
RegS 6.125%, 9/28/28(3)	$ 4,536	$ 3,261
		14,257

Pakistan—1.4%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	6,259	3,881
144A 6.875%, 12/5/27(2)	1,411	868
RegS 6.875%, 12/5/27(3)	2,539	1,562
RegS 7.875%, 3/31/36(3)	462	248
RegS 8.875%, 4/8/51(3)	2,788	1,464
		8,023

Panama—2.5%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,659	2,302
Republic of Panama
2.252%, 9/29/32	7,360	5,703
4.500%, 4/1/56	7,604	5,863
3.870%, 7/23/60	1,541	1,058
		14,926

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	843	683
Philippines—0.6%
Republic of Philippines 4.200%, 3/29/47	4,286	3,864
Qatar—1.9%
State of Qatar
144A 5.103%, 4/23/48(2)	4,251	4,543
144A 4.817%, 3/14/49(2)	3,916	4,019
144A 4.400%, 4/16/50(2)	668	649
RegS 4.400%, 4/16/50(3)	1,824	1,771
		10,982

Romania—3.1%
Romania Government International Bond
144A 2.000%, 4/14/33(2)	883EUR	583
144A 3.375%, 2/8/38(2)	3,062EUR	2,161
144A 2.750%, 4/14/41(2)	4,738EUR	2,754
144A 2.875%, 4/13/42(2)	1,969EUR	1,146
	Par Value(1)	Value

Romania—continued
144A 3.375%, 1/28/50(2)	1,435EUR	$ 848
144A 4.000%, 2/14/51(2)	$ 1,750	1,201
RegS 2.125%, 3/7/28(3)	731EUR	618
RegS 2.875%, 5/26/28(3)	709EUR	613
RegS 2.875%, 3/11/29(3)	989EUR	825
RegS 3.624%, 5/26/30(3)	1,110EUR	924
RegS 2.000%, 4/14/33(3)	4,967EUR	3,280
RegS 4.125%, 3/11/39(3)	1,839EUR	1,364
RegS 2.875%, 4/13/42(3)	1,012EUR	589
RegS 6.125%, 1/22/44(3)	542	512
RegS 5.125%, 6/15/48(3)	668	549
RegS 4.000%, 2/14/51(3)	460	316
		18,283

Russia—0.9%
Russian Federation
144A 5.100%, 3/28/35(2)(6)	2,000	940
RegS 5.250%, 6/23/47(3)(6)	4,600	2,162
Russian Federation - Eurobond RegS 5.100%, 3/28/35(3)(6)	4,300	2,021
		5,123

Saudi Arabia—1.9%
Saudi Government International Bond 144A 4.500%, 10/26/46(2)	1,449	1,349
Saudi International Bond
RegS 4.500%, 10/26/46(3)	1,270	1,183
RegS 5.000%, 4/17/49(3)	5,856	5,797
RegS 5.250%, 1/16/50(3)	716	738
RegS 3.750%, 1/21/55(3)	2,341	1,931
		10,998

Senegal—0.3%
Republic of Senegal RegS 4.750%, 3/13/28(3)	2,234EUR	1,875
South Africa—1.0%
Republic of South Africa
5.875%, 9/16/25	1,287	1,302
5.875%, 4/20/32	2,734	2,420

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
7.300%, 4/20/52	$ 2,668	$ 2,198
		5,920

Sri Lanka—0.5%
Republic of Sri Lanka
144A 6.750%, 4/18/28(2)(6)	5,172	1,661
RegS 6.350%, 6/28/24(3)(6)	1,194	384
RegS 6.200%, 5/11/27(3)(6)	3,068	985
		3,030

Tunisia—1.3%
Tunisian Republic
144A 6.375%, 7/15/26(2)	5,536EUR	3,273
RegS 5.625%, 2/17/24(3)	6,759EUR	4,429
		7,702

Ukraine—0.5%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(6)	437	87
144A 7.750%, 9/1/28(2)(6)	5,229	1,059
144A 9.750%, 11/1/30(2)(6)	2,206	452
144A 6.876%, 5/21/31(2)(6)	1,198	227
RegS 7.750%, 9/1/28(3)(6)	734	149
RegS 7.750%, 9/1/29(3)(6)	3,258	660
RegS 9.750%, 11/1/30(3)(6)	272	56
		2,690

United Arab Emirates —1.0%
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	9,189	5,794
Venezuela—0.4%
Republic of Venezuela
RegS 7.750%, 10/13/19(3)(6)(7)	25,088	2,164
RegS 9.250%, 5/7/28(3)(6)	927	79
		2,243

Zambia—0.6%
Republic of Zambia
144A 5.375%, 9/20/22(2)(6)	1,359	764
	Par Value(1)	Value

Zambia—continued
RegS 5.375%, 9/20/22(3)(6)	$ 5,095	$ 2,866
		3,630

Total Foreign Government Securities (Identified Cost $464,520)		354,249

Corporate Bonds and Notes—33.8%
Argentina—0.4%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	717	474
Pampa Energia S.A. 144A 7.500%, 1/24/27(2)	674	606
YPF S.A. 144A 8.750%, 4/4/24(2)	1,366	1,137
		2,217

Azerbaijan—0.5%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	1,498	1,573
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	1,574	1,621
		3,194

Belarus—0.3%
Development Bank Belarus JSC RegS 6.750%, 5/2/24(3)(7)	11,634	1,861
Brazil—1.3%
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(2)	2,931	2,382
Gol Finance S.A.
144A 7.000%, 1/31/25(2)	1,083	647
144A 8.000%, 6/30/26(2)	1,312	928
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(2)	929	794
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	1,124	940
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(2)	293	242
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	1,110	1,021
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	862	698
		7,652

Chile—0.4%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	1,207	1,059
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(3)	1,491	1,428
		2,487

China—1.1%
CNAC HK Finbridge Co., Ltd.
RegS 5.125%, 3/14/28(3)	1,293	1,274
RegS 3.875%, 6/19/29(3)	772	705

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

China—continued
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	$ 195	$ 172
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(3)	2,270	1,646
Wanda Properties Overseas Ltd.
RegS 6.950%, 12/5/22(3)	579	535
RegS 6.875%, 7/23/23(3)	2,603	2,134
		6,466

Colombia—1.4%
Geopark Ltd. 144A 5.500%, 1/17/27(2)	2,815	2,438
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(2)	1,896	1,612
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(2)	1,241	1,020
Millicom International Cellular S.A. 144A 5.125%, 1/15/28(2)	1,067	979
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	2,767	2,021
		8,070

Ghana—0.6%
Tullow Oil plc 144A 7.000%, 3/1/25(2)	4,696	3,733
Guatemala—0.3%
CT Trust 144A 5.125%, 2/3/32(2)	1,836	1,581
India—0.1%
Network i2i Ltd. 144A 5.650% (2)(8)	908	871
Indonesia—3.4%
Freeport Indonesia PT 144A 6.200%, 4/14/52(2)	1,775	1,562
Indonesia Asahan Aluminium Persero PT 144A 5.800%, 5/15/50(2)	3,499	2,965
Minejesa Capital B.V.
144A 4.625%, 8/10/30(2)	1,332	1,212
144A 5.625%, 8/10/37(2)	2,928	2,391
Pertamina Persero PT
RegS 6.000%, 5/3/42(3)	1,879	1,880
RegS 5.625%, 5/20/43(3)	2,515	2,405
RegS 6.450%, 5/30/44(3)	3,383	3,517
Perusahaan Listrik Negara PT
RegS 5.450%, 5/21/28(3)	777	788
RegS 5.250%, 10/24/42(3)	2,682	2,344
RegS 4.875%, 7/17/49(3)	1,048	852
PT Bakrie 0.000%, 12/22/22(7)	6,750,674IDR	—
		19,916

Jamaica—0.5%
Digicel International Finance Ltd.
144A 8.750%, 5/25/24(2)	1,269	1,191
	Par Value(1)	Value

Jamaica—continued
144A 8.750%, 5/25/24(2)	$ 2,059	$ 1,943
		3,134

Kazakhstan—2.6%
KazMunayGas National Co. JSC
144A 4.750%, 4/24/25(2)	448	435
144A 3.500%, 4/14/33(2)	865	678
144A 5.750%, 4/19/47(2)	763	625
144A 6.375%, 10/24/48(2)	5,777	4,798
RegS 5.375%, 4/24/30(3)	4,350	4,045
KazTransGas JSC 144A 4.375%, 9/26/27(2)	5,319	4,813
		15,394

Macau—0.2%
Studio City Finance Ltd.
144A 6.000%, 7/15/25(2)	296	191
144A 6.500%, 1/15/28(2)	1,387	778
		969

Malaysia—0.4%
Petronas Capital Ltd. 144A 4.550%, 4/21/50(2)	2,251	2,209
Mexico—7.4%
Banco Mercantil del Norte S.A. 144A 6.750% (2)(8)	753	724
Comision Federal de Electricidad 144A 4.688%, 5/15/29(2)	3,697	3,320
Petroleos Mexicanos
6.840%, 1/23/30	1,300	1,053
6.700%, 2/16/32	5,820	4,509
6.625%, 6/15/35	6,630	4,741
6.500%, 6/2/41	3,789	2,411
7.690%, 1/23/50	6,760	4,613
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	23,589	22,070
		43,441

Nigeria—1.0%
Africa Finance Corp. 144A 2.875%, 4/28/28(2)	5,636	4,882
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	958	881
		5,763

Panama—0.2%
AES Panama Generation Holdings Srl 144A 4.375%, 5/31/30(2)	1,480	1,282
Peru—3.6%
Kallpa Generacion S.A.
144A 4.875%, 5/24/26(2)	1,461	1,408
144A 4.125%, 8/16/27(2)	999	929
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(3)	1,841	1,498
Petroleos del Peru S.A.
144A 4.750%, 6/19/32(2)	1,975	1,568

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Peru—continued
144A 5.625%, 6/19/47(2)	$ 2,226	$ 1,516
RegS 4.750%, 6/19/32(3)	2,265	1,798
RegS 5.625%, 6/19/47(3)	18,815	12,812
		21,529

Russia—0.3%
Gazprom PJSC Via Gaz Capital S.A. 144A 4.950%, 2/6/28(2)(4)	316	158
Gazprom PJSC via Gaz Finance plc 144A 4.599% (2)(8)	3,830	1,438
		1,596

Saudi Arabia—0.3%
Saudi Arabian Oil Co. 144A 3.500%, 4/16/29(2)	1,653	1,589
South Africa—2.6%
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(2)	9,370	8,789
144A 8.450%, 8/10/28(2)	2,165	1,948
RegS 6.350%, 8/10/28(3)	3,144	2,978
Prosus N.V. 144A 3.061%, 7/13/31(2)	2,232	1,663
		15,378

Thailand—0.3%
GC Treasury Center Co. Ltd. 144A 4.300%, 3/18/51(2)	1,972	1,515
Ukraine—0.2%
NAK Naftogaz Ukraine via Kondor Finance plc 144A 7.625%, 11/8/26(2)(4)(9)	3,297	651
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(9)	3,633	672
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	210	105
		1,428

United Arab Emirates —2.5%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.600%, 11/2/47(2)	407	396
DAE Funding LLC 144A 3.375%, 3/20/28(2)	1,590	1,414
DP World plc
144A 6.850%, 7/2/37(2)	511	563
144A 4.700%, 9/30/49(2)	1,408	1,205
RegS 4.700%, 9/30/49(3)	500	428
DP World Salaam RegS 6.000% (3)(8)	9,885	9,814
MDGH GMTN RSC Ltd. RegS 3.950%, 5/21/50(3)	990	917
		14,737

Uzbekistan—0.5%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)	3,943	3,127
	Par Value(1)	Value

Venezuela—0.4%
Petroleos de Venezuela S.A.
RegS 6.000%, 5/16/24(3)(9)	$ 60,490	$ 1,815
RegS 6.000%, 11/15/26(3)(7)(9)	3,307	99
RegS 5.375%, 4/12/27(3)(9)	600	20
RegS 9.750%, 5/17/35(3)(9)	11,517	389
		2,323

Vietnam—0.4%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	3,106	2,562
Zambia—0.6%
First Quantum Minerals Ltd. 144A 6.875%, 10/15/27(2)	3,546	3,394
Total Corporate Bonds and Notes (Identified Cost $263,518)		199,418

	Shares
Affiliated Mutual Fund(10)—0.7%
Fixed Income Fund—0.7%
Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I(11)	568,838	4,301
Total Affiliated Mutual Fund (Identified Cost $5,214)		4,301

	Par Value(1)
Credit Linked Notes—0.9%
Iraq—0.9%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(7)	356,246JPY	2,018
(Counterparty: BOA) 3.088%, 1/1/28(5)(7)	162,429JPY	917
(Counterparty: BOA) 3.213%, 1/1/28(5)(7)	349,566JPY	1,978
		4,913

Total Credit Linked Notes (Identified Cost $8,141)		4,913

Total Long-Term Investments—95.5% (Identified Cost $741,393)		562,881

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(11)	17,515,214	$ 17,515
Total Short-Term Investment (Identified Cost $17,515)		17,515

TOTAL INVESTMENTS—98.4% (Identified Cost $758,908)		$580,396
Other assets and liabilities, net—1.6%		9,168
NET ASSETS—100.0%		$589,564

Abbreviations:
BOA	Bank of America
CDS	Credit Default Swap
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $230,156 or 39.0% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(5)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default, interest payments are being received.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BCLY	Barclays
CITI	Citibank
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	11%
Kazakhstan	5
South Africa	5
United States	4
Indonesia	4
Nigeria	4
Argentina	3
Other	64
Total	100%
† % of total investments as of August 31, 2022.
Forward foreign currency exchange contracts as of August 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	1,773	USD	1,773	CITI	10/28/22	$16	$—
EUR	19,199	USD	19,657	JPM	10/28/22	—	(288)
JPY	19,698	USD	147	JPM	10/28/22	—	(5)
USD	6,992	EUR	6,820	CITI	10/28/22	113	—
USD	58,411	EUR	56,894	JPM	10/28/22	1,011	—
USD	5,221	JPY	715,583	JPM	10/28/22	45	—
Total						$1,185	$(293)

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Turkey CDS	Quarterly	BCLY	1.000%	06/20/27	$21,502	$(5,165)	$(4,849)	$—	$(316)
Total						$(5,165)	$(4,849)	$—	$(316)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$199,418	$—	$197,458	$1,960(1)
Foreign Government Securities	354,249	—	350,668	3,581
Credit Linked Notes	4,913	—	—	4,913
Affiliated Mutual Fund	4,301	4,301	—	—
Money Market Mutual Fund	17,515	17,515	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	1,185	—	1,185	—
Total Assets	581,581	21,816	549,311	10,454
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(293)	—	(293)	—
Over-the-Counter Credit Default Swap	(5,165)	—	(5,165)	—
Total Liabilities	(5,458)	—	(5,458)	—
Total Investments	$576,123	$21,816	$543,853	$10,454

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $5,541 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $2,961 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities	Corporate Bonds And Notes	Credit Linked Notes
Investments in Securities
Balance as of May 31, 2022:	$ 7,752	$ 1,314	$ —(a)	$ 6,438
Accrued discount/(premium)	40	6	—	34
Net realized gain (loss)	(1,054)	(892)	—	(162)
Net change in unrealized appreciation (depreciation)(b)	2,023	2,843	—	(820)
Sales(c)	(887)	(310)	—	(577)
Transfers into Level 3(d)	5,541	3,581	1,960	—
Transfers from Level 3(d)	(2,961)	(2,961)	—	—
Balance as of August 31, 2022	$ 10,454	$ 3,581	$ 1,960(a)	$ 4,913
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022, was $2,023.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of August 31, 2022 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.